Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2022		$ 19	$ 31	$ 117,320	$ (25,837)	$ (436,342)	$ (344,809)
Balance, shares at Sep. 30, 2022	[1]	9,250,000	15,750,000
Net income						1,134,436	1,134,436
Foreign currency translation adjustment					23,050		23,050
Balance at Sep. 30, 2023		$ 19	$ 31	117,320	(2,787)	698,094	812,677
Balance, shares at Sep. 30, 2023	[1]	9,250,000	15,750,000
Net income						821,192	821,192
Foreign currency translation adjustment					146,659		146,659
Balance at Sep. 30, 2024		$ 19	$ 31	117,320	143,872	1,519,286	1,780,528
Balance, shares at Sep. 30, 2024	[1]	9,250,000	15,750,000
Net income						559,663	559,663
Foreign currency translation adjustment					(31,276)		(31,276)
Issuance of common Stock for the IPO		$ 6		13,683,914			13,683,920
Issuance of common Stock for the IPO, shares	[1]	3,005,200
Balance at Sep. 30, 2025		$ 25	$ 31	$ 13,801,234	$ 112,596	$ 2,078,949	$ 15,992,835
Balance, shares at Sep. 30, 2025	[1]	12,255,200	15,750,000

[1]	Retroactively presented for the reorganization as described in Note 1.